INCOME TAXES RELATING TO CONTINUING OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Major Components of Tax Expense

	For the Year Ended December 31
	2025	2024	2023
Current tax expense
Current year	$—	$—	$—

Schedule of Reconciliation of Accounting Income (Loss) and Income Tax Expense (Benefit)
A reconciliation of accounting loss and income tax expense was as follows:

	For the Year Ended December 31,
	2025	2024	2023
Loss before income tax	$(79,969)	$(122,754)	$(76,038)
Tax at the domestic rates applicable to profits in the country concerned	$(25,773)	$(32,554)	$(20,321)
Tax effect of expenses that are not deductible for tax purposes	1,480	3,176	9,932
Unrecognized loss carryforwards and deductible temporary differences	24,293	29,378	10,389
Income tax expense	$—	$—	$—

Schedule of Deductible Temporary Differences and Unused Loss Carryforwards	Deductible temporary differences and unused loss carryforwards for which no deferred tax assets have been recognized in the consolidated balance sheets were as follows:

	As of December 31
	2025	2024
Loss carryforwards
Expire in 2025	$—	$9,242
Expire in 2026	43,491	41,694
Expire in 2027	38,080	36,506
Expire in 2028	66,772	64,264
Expire in 2029	21,442	21,865
Expire in 2030	30,320	30,929
Expire in 2031	38,961	39,553
Expire in 2032	46,703	49,934
Expire in 2033	55,636	53,337
Expire in 2034	86,698	125,658
Expire in 2035	97,942	—
	$526,045	$472,982

Deductible temporary differences	$29,720	$51,833